Disaggregation of Revenue and Contract Balances - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Abstract]
Revenue from contracts classified as lump sum	96.20%		95.50%		95.30%
Revenue from exclusively time and material contracts	3.80%		4.50%		4.70%
Remaining performance obligations	$ 114.6		$ 114.6		$ 81.3
Contract with customer, liability, revenue recognized	$ 0.1	$ 0.4	$ 1.3	$ 4.5
Revenue recognized including contract liability					$ 32.8	$ 32.7